Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund, USD $)	18 Months Ended
Apr. 30, 2013
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Expense Example
1 YEAR,	$ 76
3 YEAR,	131
5 YEAR,	191
10 YEAR,	370
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Expense Example
1 YEAR,	97
3 YEAR,	198
5 YEAR,	308
10 YEAR,	$ 629